INVESTMENT PROPERTIES (Tables)	6 Months Ended
Jun. 30, 2024
Investment property [abstract]
Schedule of Roll Forward of Investment Property Balances
The following table presents a roll forward of the partnership’s investment property balances, all of which are considered Level 3 within the fair value hierarchy, for the six months ended June 30, 2024 and the year ended December 31, 2023:

	Six months ended Jun. 30, 2024			Year ended Dec. 31, 2023
(US$ Millions)	Commercial properties	Commercial developments	Total	Commercial properties	Commercial developments	Total
Balance, beginning of period	$77,699	$5,216	$82,915	$66,067	$2,518	$68,585
Changes resulting from:
Property acquisitions	3,471	67	3,538	2,543	829	3,372
Capital expenditures	456	720	1,176	732	1,326	2,058
Property dispositions(1)	(149)	—	(149)	(1,478)	(44)	(1,522)
Fair value (losses) gains, net	(805)	160	(645)	(1,410)	92	(1,318)
Foreign currency translation	(1,038)	(67)	(1,105)	646	80	726
Transfer between commercial properties and commercial developments	504	(504)	—	940	(940)	—
Acquisition of Foreign Investments(2)	—	—	—	11,286	1,408	12,694
Reclassifications to assets held for sale and other changes	(515)	(14)	(529)	(1,627)	(53)	(1,680)
Balance, end of period(3)	$79,623	$5,578	$85,201	$77,699	$5,216	$82,915
(1)Property dispositions represent the fair value on date of sale.
(2)See Note 28, Related Parties for further information on the Acquisition of Foreign Investments.
(3)Includes right-of-use assets related to commercial properties and commercial developments of $1,197 million and $132 million, respectively, as of June 30, 2024 (December 31, 2023 - $1,116 million and $130 million). Current lease liabilities of $37 million (December 31, 2023 - $37 million) have been included in accounts payable and other liabilities and non-current lease liabilities of $1,059 million (December 31, 2023 - $995 million) have been included in other non-current liabilities.

Schedule of Key Valuation Metrics for Investment Properties
The key valuation metrics for the partnership’s consolidated commercial properties are set forth in the following tables below on a weighted-average basis:

		Jun. 30, 2024			Dec. 31, 2023
Consolidated properties	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (years)	Discount rate	Terminal capitalization rate	Investment horizon (years)
Office(1)	Discounted cash flow	7.0%	5.6%	11	7.0%	5.5%	11
Retail(2)	Discounted cash flow	7.1%	5.5%	10	7.2%	5.5%	10
LP Investments(3)	Discounted cash flow	8.4%	5.9%	9	8.4%	5.8%	9
(1)Included in our total Office portfolio are 16 premier office and mixed-use complexes in key global markets with a weighted-average discount rate of 6.7% (December 31, 2023 - 6.7%).
(2)Included in our total Retail portfolio are 19 Core premier retail centers with a weighted-average discount rate of 6.2% (December 31, 2023 - 6.2%)
(3)The valuation method used to value multifamily, self-storage and manufactured housing properties is the direct capitalization method. At June 30, 2024, the overall implied capitalization rate used for properties using the direct capitalization method was 4.8% (December 31, 2023 - 4.6%).

Schedule of Investment Properties Measured at Fair Value
The following table presents the partnership’s investment properties measured at fair value in the condensed consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined in Note 2(h) in the consolidated financial statements as of December 31, 2023:

	Jun. 30, 2024				Dec. 31, 2023
			Level 3				Level 3
(US$ Millions)	Level 1	Level 2	Commercial properties	Commercial developments	Level 1	Level 2	Commercial properties	Commercial developments
Office	$—	$—	$19,433	$944	$—	$—	$20,194	$859
Retail	—	—	19,190	69	—	—	19,385	67
LP Investments	—	—	41,000	4,565	—	—	38,120	4,290
Total	$—	$—	$79,623	$5,578	$—	$—	$77,699	$5,216
The following table presents the change in the balance of financial assets and financial liabilities accounted for at fair value categorized as Level 3 as of June 30, 2024 and December 31, 2023:

	Jun. 30, 2024		Dec. 31, 2023
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of period	$2,987	$189	$2,250	$577
Acquisitions	152	—	303	—
Dispositions	(20)	—	(29)	—
Fair value (losses) gains, net and OCI	(134)	(48)	454	(408)
Acquisition of Foreign Investments	—	—	22	—
Other	(619)	(1)	(13)	20
Balance, end of period	$2,366	$140	$2,987	$189

Schedule of Fair Value Measurement of Assets Sensitivity
The following table presents a sensitivity analysis to the impact of a 25 basis point movement of the discount rate and terminal capitalization or overall implied capitalization rate on fair values of the partnership’s commercial properties as of June 30, 2024, for properties valued using the discounted cash flow or direct capitalization method, respectively:

	Jun. 30, 2024
(US$ Millions)	Impact of +25bps DR	Impact of +25bps TCR	Impact of +25bps DR and +25bps TCR or +25bps ICR
Office	$425	$618	$1,028
Retail	349	547	883
LP Investments(1)	941	1,186	1,915
Total	$1,715	$2,351	$3,826
(1)     The valuation method used to value multifamily, self storage and manufactured housing properties is the direct capitalization method. The impact of the sensitivity analysis on the discount rate includes properties valued using the discounted cash flow method as well as properties valued using an overall implied capitalization rate under the direct capitalization method.